Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2026	2025
Flat-Roll raw material	$120,763	$85,865
Flat-Roll finished goods	31,068	15,737
Tubular raw material	9,441	7,055
Tubular finished goods	10,951	5,032
	$172,223	$113,689

Property, Plant, and Equipment [Table Text Block]
Buildings (in years)	15 to 40
Machinery and equipment (in years)	10 to 30
Land improvements (in years)	5 to 15
Furniture (in years)	5 to 10
Equipment - Technology (in years)	2 to 5
Buildings - Small Remodel/Furnace/HVAC (in years)	10 to 15